NOTES PAYABLE (Details) (USD $)	Nov. 30, 2014	Aug. 31, 2014	Dec. 31, 2013
Years Ending December 31,
2015	$ 1,460,844	$ 2,124,892
2016	1,228,643	772,643
2017	528,933	525,345
2018
2019
Total	3,218,420	3,422,880
Note discount	(65,235)	(71,758)	(298,417)
Long-term Debt	$ 3,153,185	$ 3,351,122